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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number      811-05646
                                       -----------------------------------------

                            New Century Portfolios
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        40 William Street, Suite 100     Wellesley, Massachusetts  02481
   -----------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)


                              Nicole M. Tremblay, Esq.

 Weston Financial Group, Inc.  40 William Street  Wellesley, Massachusetts 02481
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (781) 235-7055
                                                    ----------------

Date of fiscal year end:     October 31, 2004
                          ---------------------------

Date of reporting period:      April 30, 2004
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================


                               [GRAPHIC OMITTED]



                                  NEW CENTURY
                                   PORTFOLIOS

                              NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                             NEW CENTURY AGGRESSIVE
                           NEW CENTURY INTERNATIONAL
                       NEW CENTURY ALTERNATIVE STRATEGIES




                               SEMI-ANNUAL REPORT
                        SIX MONTHS ENDED APRIL 30, 2004
                                  (UNAUDITED)







40 William Street, Suite 100, Wellesley MA 02481   781-239-0445   888-639-0102   Fax 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                           1

NEW CENTURY PORTFOLIOS
   Statements of Assets and Liabilities                                      2
   Statements of Operations                                                  3
   Statements of Changes in Net Assets                                     4-6
   Financial Highlights                                                   7-11
   Portfolio of Investments                                              12-18
   Notes to Financial Statements                                         19-24

LETTER TO SHAREHOLDERS
================================================================================
Dear Fellow Shareholders:

Here is your Semi-Annual Report for the six-month period ended April 30, 2004. This report outlines important financial information for each of the New Century Portfolios. I invite you to visit our website at www.newcenturyportfolios.com for additional information.

Although the U.S. equity markets slowed from their torrid pace in 2003, they have generated reasonable gains. During the six-month period ended April 30, 2004, the S&P 500 Composite Index gained 6.27%, and the NASDAQ Composite Index decreased by 0.62%. The Russell 3000 Growth Index, which reflects the performance of stocks of smaller-capitalized domestic companies, gained 4.12%. The international equity markets, as measured by the MSCI EAFE Index, gained 12.38%. The Lehman Brothers Government/Corporate Bond Index increased by 1.18% during the period.

During this period, the New Century Capital Portfolio gained 5.6%, the New Century Balanced Portfolio gained 5.3% and the New Century Aggressive Portfolio gained 2.6%. The New Century International Portfolio gained 8.8% and the New Century Alternative Strategies Portfolio gained 4.5%.

Although the markets have begun to move sideways after their meteoric increase over the final three quarters of 2003, we retain a positive long-term economic outlook. Inflation and interest rates are beginning to bottom; however, each remains at a low historic level. The growth in corporate earnings has also continued.

Nonetheless, we will continue to monitor economic and market conditions and position the Portfolios to maximize risk-adjusted return.

We thank you for selecting us to be part of your long-term investment strategy.

Sincerely,

/s/  Wayne M. Grzecki

Wayne M. Grzecki
President


NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
========================================================================================================================
                                                                                                          NEW CENTURY
                                                NEW CENTURY    NEW CENTURY   NEW CENTURY   NEW CENTURY    ALTERNATIVE
                                                   CAPITAL      BALANCED     AGGRESSIVE   INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
     At acquisition cost ................      $ 89,118,591   $ 66,306,271   $  4,686,414   $ 18,306,272   $ 41,754,048
                                               ============   ============   ============   ============   ============

     At value (Note 1A) .................      $101,975,228   $ 73,849,494   $  5,183,010   $ 21,007,974   $ 45,362,244
Dividends receivable ....................               158         18,068              6             68          8,334
Receivable for investment securities sold              --             --          313,460           --             --
Receivable for capital shares sold ......            62,635         34,000         16,000         13,100          8,582
Other assets ............................            11,052          8,460            567          2,136          5,429
                                               ------------   ------------   ------------   ------------   ------------
     TOTAL ASSETS .......................       102,049,073     73,910,022      5,513,043     21,023,278     45,384,589
                                               ------------   ------------   ------------   ------------   ------------


LIABILITIES
   Payable to Advisor (Note 2) ..........           100,756         84,827          1,459         19,259         54,287
   Payable for investment securities purchased         --             --          321,519        120,000        110,000
   Payable for capital shares redeemed ..             5,000           --             --             --            1,000
   Other accrued expenses and liabilities            13,399         14,672          5,151          6,790          5,580
                                               ------------   ------------   ------------   ------------   ------------
     TOTAL LIABILITIES ..................           119,155         99,499        328,129        146,049        170,867
                                               ------------   ------------   ------------   ------------   ------------

NET ASSETS ..............................      $101,929,918   $ 73,810,523   $  5,184,914   $ 20,877,229   $ 45,213,722
                                               ============   ============   ============   ============   ============

Net assets consist of:
   Paid-in capital ......................      $105,010,724   $ 72,626,203   $  6,255,026   $ 17,854,072   $ 41,352,796
   Accumulated net investment income (loss)        (381,162)       129,026        (21,889)        32,836         11,340
   Accumulated net realized gains (losses)
     on investments .....................       (15,556,281)    (6,487,929)    (1,544,819)       288,619        241,390
   Unrealized appreciation of investments        12,856,637      7,543,223        496,596      2,701,702      3,608,196
                                               ------------   ------------   ------------   ------------   ------------
Net assets ..............................      $101,929,918   $ 73,810,523   $  5,184,914   $ 20,877,229   $ 45,213,722
                                               ============   ============   ============   ============   ============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) ........................         7,808,060      6,137,545        727,537      2,210,648      4,120,762
                                               ============   ============   ============   ============   ============

Net asset value, offering price and
   redemption price per share ...........      $      13.05   $      12.03   $       7.13   $       9.44   $      10.97
                                               ============   ============   ============   ============   ============


See accompanying notes to financial statements.



NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
========================================================================================================================
                                                                                                          NEW CENTURY
                                                NEW CENTURY    NEW CENTURY   NEW CENTURY   NEW CENTURY    ALTERNATIVE
                                                   CAPITAL      BALANCED     AGGRESSIVE   INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends ............................      $    281,538   $    957,264   $     15,081   $    172,112   $    531,281
                                               ------------   ------------   ------------   ------------   ------------

EXPENSES
   Investment advisory fees (Note 2) ....           503,787        369,475         26,266         93,280        149,423
   Distribution costs (Note 3) ..........           105,940         57,555          5,667         20,551         26,318
   Accounting fees ......................            20,115         18,669         15,259         15,982         17,010
   Administration fees (Note 2) .........            26,043         19,836          4,295          7,355         12,090
   Transfer agent fees ..................            10,500         10,500         10,500         10,500         10,500
   Legal and audit fees .................            20,536         14,558          1,110          4,328          9,264
   Custody fees .........................            10,135          8,630          1,705          3,686          6,433
   Trustees' fees and expenses (Note 2) .             5,078          3,646            267            970          2,038
   Insurance expense ....................             2,711          2,083            131            332            823
   Other expenses .......................            12,613         22,551          5,222          7,252          2,140
                                               ------------   ------------   ------------   ------------   ------------
     Total expenses .....................           717,458        527,503         70,422        164,236        236,039
   Less fees waived and/or expenses
     reimbursed by the Advisor (Note 2) .              --             --          (31,023)       (24,316)          --
   Plus previously waived investment advisory
     fees and expense reimbursements
     recouped by the Advisor (Note 2) ...              --            1,967           --             --             --
                                               ------------   ------------   ------------   ------------   ------------
     Net expenses .......................           717,458        529,470         39,399        139,920        236,039
                                               ------------   ------------   ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ............          (435,920)       427,794        (24,318)        32,192        295,242
                                               ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
   Net realized gains on investments ....         3,380,335        934,089        293,610        637,391        371,462
   Capital gain distributions from regulated
     investment companies ...............           388,246        272,087         20,496         12,092        299,500
   Net change in unrealized appreciation/
     (depreciation) on investments ......         2,031,011      2,096,119       (170,628)       627,744        454,307
                                               ------------   ------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS .................         5,799,592      3,302,295        143,478      1,277,227      1,125,269
                                               ------------   ------------   ------------   ------------   ------------

NET INCREASE IN NET
   ASSETS FROM OPERATIONS ...............      $  5,363,672   $  3,730,089   $    119,160   $  1,309,419   $  1,420,511
                                               ============   ============   ============   ============   ============

See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================
                                                         NEW CENTURY                    NEW CENTURY
                                                      CAPITAL PORTFOLIO              BALANCED PORTFOLIO
                                                -------------------------------------------------------------
                                                    SIX MONTHS                   SIX MONTHS
                                                       ENDED          YEAR          ENDED          YEAR
                                                      APRIL 30,      ENDED        APRIL 30,        ENDED
                                                        2004      OCTOBER 31,       2004         OCTOBER 31,
                                                    (UNAUDITED)      2003        (UNAUDITED)        2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ............      $   (435,920)   $ ( 494,695)   $    427,794    $  1,001,436
   Net realized gains (losses) from
     security transactions .................         3,380,335     (3,278,273)        934,089       (211,178)
   Capital gain distributions from regulated
     investment companies ..................           388,246        239,189         272,087         289,977
   Net change in unrealized appreciation/
     (depreciation) on investments .........         2,031,011     21,012,989       2,096,119      10,080,063
                                                  ------------    -----------    ------------    ------------
Net increase in net assets from operations           5,363,672     17,479,210       3,730,089      11,160,298
                                                  ------------    -----------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income (Note 1E)                    --             --        ( 607,544)    ( 1,269,163)
                                                  ------------    -----------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...............         4,552,311      5,343,302       3,139,392       4,706,871
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders .......................               --             --          566,472       1,182,279
   Payments for shares redeemed ............        (3,381,831)    (9,736,354)     (3,458,612)     (8,094,571)
                                                  ------------    -----------    ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions ..............         1,170,480     (4,393,052)        247,252      (2,205,421)
                                                  ------------    -----------    ------------    ------------

TOTAL INCREASE IN NET ASSETS ...............         6,534,152     13,086,158       3,369,797       7,685,714

NET ASSETS
   Beginning of period .....................        95,395,766     82,309,608      70,440,726      62,755,012
                                                  ------------    -----------    ------------    ------------
   End of period ...........................      $101,929,918   $ 95,395,766    $ 73,810,523    $ 70,440,726
                                                  ============   ============    ============    ============


ACCUMULATED NET INVESTMENT
   INCOME (LOSS) ...........................      $   (381,162)   $      --      $    129,026    $    266,822
                                                  ============   ============    ============    ============


CAPITAL SHARE ACTIVITY
   Sold ....................................           345,311        497,945         259,060         449,059
   Reinvested ..............................              --             --            47,245         117,415
   Redeemed ................................          (257,363)      (937,285)       (284,740)      (793,113)
                                                  ------------    -----------    ------------    ------------
   Net increase (decrease) in shares outstanding        87,948       (439,340)         21,565        (226,639)
   Shares outstanding, beginning of period .         7,720,112      8,159,452       6,115,980       6,342,619
                                                  ------------    -----------    ------------    ------------
   Shares outstanding, end of period .......         7,808,060      7,720,112       6,137,545       6,115,980
                                                  ============   ============    ============    ============


See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================
                                                          NEW CENTURY                   NEW CENTURY
                                                     AGGRESSIVE PORTFOLIO         INTERNATIONAL PORTFOLIO
                                                -------------------------------------------------------------
                                                    SIX MONTHS                   SIX MONTHS
                                                       ENDED         YEAR           ENDED          YEAR
                                                      APRIL 30,      ENDED        APRIL 30,        ENDED
                                                        2004      OCTOBER 31,       2004         OCTOBER 31,
                                                    (UNAUDITED)      2003        (UNAUDITED)        2003
-------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income (loss) ............      $    (24,318)   $   (41,560)   $     32,192    $    (57,062)
   Net realized gains (losses) from
     security transactions .................           293,610       (117,066)        637,391        (132,110)
   Capital gain distributions from regulated
     investment companies ..................            20,496          9,338          12,092          10,659
   Net change in unrealized appreciation/
     (depreciation) on investments .........          (170,628)     1,155,927         627,744       3,373,431
                                                  ------------    -----------    ------------    ------------
Net increase in net assets from operations .           119,160      1,006,639       1,309,419       3,194,918
                                                  ------------    -----------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...............           256,409        424,354       4,419,736       4,989,446
   Payments for shares redeemed ............           (56,169)      (175,881)       (139,967)       (551,685)
                                                  ------------    -----------    ------------    ------------
Net increase in net assets from capital
   share transactions ......................           200,240        248,473       4,279,769       4,437,761
                                                  ------------    -----------    ------------    ------------

TOTAL INCREASE IN NET ASSETS ...............           319,400      1,255,112       5,589,188       7,632,679

NET ASSETS
   Beginning of period .....................         4,865,514      3,610,402      15,288,041       7,655,362
                                                  ------------    -----------    ------------    ------------
   End of period ...........................       $ 5,184,914    $ 4,865,514     $20,877,229     $15,288,041
                                                  ============   ============    ============    ============


ACCUMULATED NET INVESTMENT
   INCOME (LOSS) ...........................       $   (21,889)   $      --       $    32,836     $      --
                                                  ============   ============    ============    ============

CAPITAL SHARE ACTIVITY
   Sold ....................................            34,611         71,447         463,349         667,427
   Redeemed ................................            (7,397)       (31,155)        (14,334)        (79,110)
                                                  ------------    -----------    ------------    ------------
   Net increase in shares outstanding ......            27,214         40,292         449,015         588,317
   Shares outstanding, beginning of period .           700,323        660,031       1,761,633       1,173,316
                                                  ------------    -----------    ------------    ------------
   Shares outstanding, end of period .......           727,537        700,323       2,210,648       1,761,633
                                                  ============   ============    ============    ============

See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         NEW CENTURY ALTERNATIVE
                                                                           STRATEGIES PORTFOLIO
                                                                     -------------------------------
                                                                          SIX MONTHS
                                                                             ENDED          YEAR
                                                                           APRIL 30,        ENDED
                                                                             2004        OCTOBER 31,
                                                                          (UNAUDITED)       2003
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................   $   295,242     $   274,065
   Net realized gains (losses) from security transactions ............       371,462        (142,839)
   Capital gain distributions from regulated investment companies ....       299,500          90,480
   Net change in unrealized appreciation/
     (depreciation) on investments ...................................       454,307       4,231,042
                                                                         -----------     -----------
Net increase in net assets from operations ...........................     1,420,511       4,452,748
                                                                         -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income (Note 1E) ..............................      (581,288)       (224,495)
                                                                         -----------     -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................    10,592,889      11,337,961
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ...................................       573,254         220,766
   Payments for shares redeemed ......................................      (525,766)     (1,581,670)
                                                                         -----------     -----------
Net increase in net assets from capital share transactions ...........    10,640,377       9,977,057
                                                                         -----------     -----------

TOTAL INCREASE IN NET ASSETS .........................................    11,479,600      14,205,310

NET ASSETS
   Beginning of period ...............................................    33,734,122      19,528,812
                                                                         -----------     -----------
   End of period .....................................................   $45,213,722     $33,734,122
                                                                         ===========     ===========


ACCUMULATED NET INVESTMENT INCOME ....................................   $    11,340     $   103,110
                                                                         ===========     ===========

CAPITAL SHARE ACTIVITY
   Sold ..............................................................       953,155       1,156,113
   Reinvested ........................................................        52,209          23,918
   Redeemed ..........................................................       (47,209)       (159,173)
                                                                         -----------     -----------
   Net increase in shares outstanding ................................       958,155       1,020,858
   Shares outstanding, beginning of period ...........................     3,162,607       2,141,749
                                                                         -----------     -----------
   Shares outstanding, end of period .................................     4,120,762       3,162,607
                                                                         ===========     ===========

See accompanying notes to financial statements.


NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED
                                                 APRIL 30,                         YEARS ENDED OCTOBER 31,
                                                   2004       --------------------------------------------------------------------
                                                (UNAUDITED)       2003          2002           2001          2000        1999
                                                ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period ....... $   12.36     $   10.09      $   11.97     $   18.07      $   16.71    $   14.30
                                                ---------     ---------      ---------     ---------      ---------    ---------

Income (loss) from investment operations:
   Net investment loss ........................     (0.06)        (0.06)         (0.08)        (0.10)         (0.14)       (0.14)
   Net realized and unrealized gains
     (losses) on investments ..................      0.75          2.33          (1.80)        (4.62)          2.67         4.08
                                                ---------     ---------      ---------     ---------      ---------    ---------
Total from investment operations ..............      0.69          2.27          (1.88)        (4.72)          2.53         3.94
                                                ---------     ---------      ---------     ---------      ---------    ---------

Less distributions:
   Distributions from net investment income ...       --            --             --            --             --           --
   Distributions from net realized gains ......       --            --             --         ( 1.38)        ( 1.17)      ( 1.53)
                                                ---------     ---------      ---------     ---------      ---------    ---------
Total distributions ...........................       --            --             --          (1.38)        ( 1.17)      ( 1.53)
                                                ---------     ---------      ---------     ---------      ---------    ---------

Net asset value, end of period ................ $   13.05     $   12.36      $   10.09     $   11.97      $   18.07    $   16.71
                                                =========     =========      =========     =========      =========    =========


TOTAL RETURN ..................................    5.58%(a)       22.50%      ( 15.71%)     ( 27.77%)         14.92%       28.94%
                                                =========     =========      =========     =========      =========    =========


RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) .......... $ 101,930     $  95,396      $  82,310     $ 109,873      $ 156,668    $ 120,583
                                                =========     =========      =========     =========      =========    =========


   Ratio of expenses to average net assets ....    1.41%(b)        1.45%          1.40%         1.29%          1.27%        1.39%

   Ratio of net investment loss to
     average net assets                          (0.86%)(b)      ( 0.59%)       ( 0.62%)      ( 0.72%)       ( 0.80%)     ( 0.91%)

   Portfolio turnover                                48%(b)          71%            59%           70%            51%          64%

(a) Not annualized.

(b) Annualized.

See accompanying notes to financial statements.



NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

==================================================================================================================================
                                                SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED
                                                 APRIL 30,                         YEARS ENDED OCTOBER 31,
                                                   2004       --------------------------------------------------------------------
                                                (UNAUDITED)       2003          2002           2001          2000        1999
                                                ----------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period ....... $   11.52     $    9.89      $   11.35     $    3.64      $   13.42    $   12.83
                                                ---------     ---------      ---------     ---------      ---------    ---------

   Income (loss) from investment operations:
   Net investment income ......................      0.07          0.16           0.13          0.23           0.22         0.20
   Net realized and unrealized gains
     (losses) on investments ..................      0.54          1.67         ( 1.49)       ( 1.71)          1.17         1.68
                                                ---------     ---------      ---------     ---------      ---------    ---------
   Total from investment operations ...........      0.61          1.83         ( 1.36)       ( 1.48)          1.39         1.88
                                                ---------     ---------      ---------     ---------      ---------    ---------

   Less distributions:
     Distributions from net investment income .    ( 0.10)       ( 0.20)         (0.10)       ( 0.23)        ( 0.22)      ( 0.20)
     Distributions from net realized gains ....       --            --             --         ( 0.58)        ( 0.95)      ( 1.09)
                                                ---------     ---------      ---------     ---------      ---------    ---------
   Total distributions ........................    ( 0.10)       ( 0.20)        ( 0.10)       ( 0.81)        ( 1.17)      ( 1.29)
                                                ---------     ---------      ---------     ---------      ---------    ---------

   Net asset value, end of period ............. $   12.03     $   11.52      $    9.89     $   11.35      $   13.64    $   13.42
                                                =========     =========      =========     =========      =========    =========


TOTAL RETURN ..................................    5.30%(a)       18.84%       ( 12.08%)     ( 11.21%)        10.26%       15.26%
                                                =========     =========      =========     =========      =========    =========


RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) .......... $  73,811     $  70,441      $  62,755     $  71,251      $  79,553    $  65,721
                                                =========     =========      =========     =========      =========    =========


   Ratio of expenses to average net assets ....    1.43%(b)      1.45%(c)         1.48%         1.49%          1.40%        1.46%

   Ratio of net investment income to
     average net assets .......................    1.16%(b)      1.56%(c)         1.19%         1.87%          1.51%        1.45%

   Portfolio turnover .........................      29%(b)          80%            93%           69%            43%          60%

(a)  Not annualized.

(b)  Annualized.

(c) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).



See accompanying notes to financial statements.


NEW CENTURY AGGRESSIVE PORTFOLIO
FINANCIAL HIGHLIGHTS
=============================================================================================================
                   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                     APRIL 30,                 YEARS ENDED OCTOBER 31,
                                                       2004       -------------------------------------------
                                                    (UNAUDITED)       2003            2002            2001
                                                   ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period .........  $     6.95     $     5.47      $     7.37      $    10.00
                                                   -----------    -----------     -----------     -----------

   Income (loss) from investment operations:
     Net investment loss ........................        (0.03)         (0.06)          (0.07)          (0.07)
     Net realized and unrealized gains (losses)
      on investments ............................         0.21           1.54           (1.83)          (2.56)
                                                   -----------    -----------     -----------     -----------
   Total from investment operations .............         0.18           1.48           (1.90)          (2.63)
                                                   -----------    -----------     -----------     -----------

   Less distributions:
     Distributions from net investment income ...         --             --              --              --
     Distributions from net realized gains ......         --             --              --              --
                                                   -----------    -----------     -----------     -----------
   Total distributions ..........................         --             --              --              --
                                                   -----------    -----------     -----------     -----------

   Net asset value, end of period ...............  $      7.13    $      6.95     $      5.47     $      7.37
                                                   ===========    ===========     ===========     ===========


TOTAL RETURN ....................................       2.59%(a)        27.06%         (25.78%)        (26.30%)
                                                   ===========    ===========     ===========     ===========


RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) ............  $     5,185    $     4,866     $     3,610     $     1,846
                                                   ===========    ===========     ===========     ===========


Ratios of expenses to average net assets:
  Before expense reimbursement and waived fees ..        2.68%(b)       3.20%           2.95%           5.90%
  After expense reimbursement and waived fees ...        1.50%(b)       1.50%           1.50%           1.50%

Ratios of net investment loss to average net assets:
  Before expense reimbursement and waived fees ..      (2.11%)(b)      (2.73%)         (2.50%)         (5.35%)
  After expense reimbursement and waived fees ...      (0.93%)(b)      (1.03%)         (1.05%)         (0.95%)

Portfolio turnover ..............................          80%(b)         78%            120%             86%

(a) Not annualized.

(b) Annualized.

See accompanying notes to financial statements.


NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
=============================================================================================================
                   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                     APRIL 30,                 YEARS ENDED OCTOBER 31,
                                                       2004       -------------------------------------------
                                                    (UNAUDITED)       2003            2002            2001
                                                   ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period .........  $      8.68    $      6.52     $      7.41     $     10.00
                                                   -----------    -----------     -----------     -----------

   Income (loss) from investment operations:
     Net investment income (loss) ...............         0.01          (0.03)          (0.06)          (0.04)
     Net realized and unrealized gains (losses)
      on investments ............................         0.75           2.19           (0.81)          (2.55)
                                                   -----------    -----------     -----------     -----------
   Total from investment operations .............         0.76           2.16           (0.87)          (2.59)
                                                   -----------    -----------     -----------     -----------

Less distributions:
  Distributions from net investment income ......         --             --             (0.02)           --
  Distributions from net realized gains .........         --             --              --              --
                                                   -----------    -----------     -----------     -----------
Total distributions .............................         --             --             (0.02)           --
                                                   -----------    -----------     -----------     -----------

Net asset value, end of period ..................  $      9.44    $      8.68     $      6.52     $      7.41
                                                   ===========    ===========     ===========     ===========


TOTAL RETURN ....................................       8.76%(a)        33.13%         (11.84%)        (25.90%)
                                                   ===========    ===========     ===========     ===========


RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) ............  $    20,877    $    15,288     $     7,655     $       731
                                                   ===========    ===========     ===========     ===========


Ratios of expenses to average net assets:
  Before expense reimbursement and waived fees ..        1.76%(b)        2.11%           2.54%          10.81%
  After expense reimbursement and waived fees ...        1.50%(b)        1.50%           1.50%           1.50%

Ratios of net investment income (loss)
  to average net assets:
  Before expense reimbursement and waived fees ..        0.08%(b)       (1.16%)         (2.34%)         (9.81%)
  After expense reimbursement and waived fees ...        0.34%(b)       (0.55%)         (1.30%)         (0.50%)

Portfolio turnover ..............................          35%(b)          56%             27%             83%

(a) Not annualized.

(b) Annualized.


See accompanying notes to financial statements.


NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================================
             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED
                                                      APRIL 30,       YEARS ENDED OCTOBER 31,
                                                        2004      -----------------------------
                                                     (UNAUDITED)        2003          2002(a)
                                                   --------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period ..........   $   10.67       $   9.12       $   10.00
                                                     ---------       --------       ---------

   Income (loss) from investment operations:
     Net investment income .......................        0.10           0.11            0.01
     Net realized and unrealized gains (losses)
      on investments .............................        0.38           1.54           (0.89)
                                                     ---------       --------       ---------
   Total from investment operations ..............        0.48           1.65           (0.88)
                                                     ---------       --------       ---------

Less distributions:
  Distributions from net investment income .......       (0.18)         (0.10)            --
  Distributions from net realized gains ..........         --             --              --
                                                     ---------       --------       ---------
Total distributions ..............................       (0.18)         (0.10)            --
                                                     ---------       --------       ---------

Net asset value, end of period ...................   $   10.97       $  10.67       $    9.12
                                                     =========       ========       =========


TOTAL RETURN .....................................      4.45%(b)        18.20%      ( 8.80%)(b)
                                                     =========       ========       =========


RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) .............   $  45,214       $ 33,734       $  19,529
                                                     =========       ========       =========


Ratios of expenses to average net assets .........       1.18%(c)        1.40%         1.49%(c)(d)

Ratios of net investment income to average net assets    1.48%(c)        1.06%         0.32%(c)(d)

Portfolio turnover ...............................         11%(c)          21%            7%(c)

(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b)  Not annualized.

(c)  Annualized.

(d) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.72%(c) and the ratio of net investment income to average net assets would have been 0.09%(c) for the period ended October 31, 2002 (Note 2).



See accompanying notes to financial statements.


NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
=======================================================================================
INVESTMENT COMPANIES -- 99.5%                                   SHARES       VALUE
---------------------------------------------------------------------------------------
GROWTH FUNDS -- 39.5%
   American Funds AMCAP - Class A (a) ...................       212,681   $ 3,643,227
   American Growth Fund of America - Class A ............       259,371     6,486,870
   Calamos Growth - Class A (a) .........................       117,564     5,284,486
   Fidelity Capital Appreciation ........................       168,209     4,190,101
   Goldman Sachs Growth Opportunities - Class A (a) .....       213,091     4,076,441
   iShares Russell 1000 Growth Index ....................        78,535     3,658,160
   Marsico 21st Century (a) .............................       463,653     4,641,163
   Smith Barney Large Capitalization Growth - Class A (a)       385,991     8,314,239
                                                                          -----------
                                                                           40,294,687
                                                                          -----------
GROWTH AND INCOME FUNDS -- 24.4%
   Hotchkis & Wiley Large Cap Value - Class A ...........       140,710     2,703,037
   iShares Dow Jones Select Dividend Index Fund .........        21,900     1,175,154
   iShares Russell 1000 Value Index .....................        14,800       861,360
   iShares S&P 500 Index ................................        61,150     6,787,650
   iShares S&P MidCap 400/BARRA Value Index .............        27,500     3,059,375
   SEI S&P 500 Index - Class E ..........................       126,050     4,312,172
   Vanguard 500 Index - Investor Shares .................        58,140     5,951,808
                                                                          -----------
                                                                           24,850,556
                                                                          -----------
SMALL COMPANY FUNDS -- 18.7%
   Buffalo Small Cap (a) ................................        50,748     1,249,920
   iShares S&P SmallCap 600/BARRA Growth Index ..........        21,700     1,967,756
   iShares S&P SmallCap 600/BARRA Value Index ...........        13,700     1,408,086
   Royce Opportunity - Investor Class (a) ...............       585,059     7,184,531
   William Blair Small Cap Growth - Class I (a) .........       309,278     7,249,476
                                                                          -----------
                                                                           19,059,769
                                                                          -----------
FOREIGN STOCK FUNDS -- 10.4%
   Driehaus International Discovery (a) .................       106,612     3,231,407
   Franklin Mutual Discovery - Class Z ..................           942        20,051
   iShares MSCI EAFE Index ..............................        23,900     3,271,910
   iShares MSCI Emerging Markets Index ..................        17,100     2,706,930
   iShares MSCI Japan Index .............................        47,000       476,580
   Tocqueville International Value (The) ................        72,849       886,571
                                                                          -----------
                                                                           10,593,449
                                                                          -----------
AGGRESSIVE FUNDS -- 6.5%
   Smith Barney Aggressive Growth - Class A (a) .........        76,148     6,649,962
                                                                          -----------

TOTAL INVESTMENT COMPANIES (Cost $88,591,786) ...........               $ 101,448,423
                                                                          -----------
=======================================================================================
MONEY MARKET SECURITIES -- 0.5%                                 SHARES       VALUE
---------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
    (Cost $526,805) .....................................       526,805   $   526,805
                                                                          -----------

   TOTAL INVESTMENTS AT VALUE--100.0% (Cost $89,118,591)                $ 101,975,228

   LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.0%) .......                     (45,310)
                                                                          -----------

   NET ASSETS-- 100.0% ..................................               $ 101,929,918
                                                                        =============

(a) Non-income producing security.


See accompanying notes to financial statements.

12


NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
=======================================================================================
INVESTMENT COMPANIES -- 99.3%                                  SHARES        VALUE
---------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 26.6%
   Dodge & Cox Stock ....................................        25,748   $ 2,989,606
   Franklin Mutual Shares - Class Z .....................         2,358        50,248
   Hotchkis & Wiley Large Cap Value - Class A ...........       200,257     3,846,936
   iShares Russell 1000 Value Index .....................           200        11,640
   iShares S&P 500 Index ................................        76,400     8,480,400
   SEI S&P 500 Index  - Class E .........................        86,293     2,952,095
   Vanguard 500 Index - Investor Shares .................        12,698     1,299,940
                                                                          -----------
                                                                           19,630,865
                                                                          -----------
GROWTH FUNDS -- 18.0%
   American Funds AMCAP - Class A (a) ...................       204,538     3,503,743
   Calamos Growth - Class  A(a) .........................        28,965     1,301,991
   Fidelity Capital Appreciation ........................        67,398     1,678,891
   iShares Russell 1000 Growth Index ....................        16,300       759,254
   S&P MidCap 400 Depositary Receipts ...................        17,580     1,873,149
   Smith Barney Large Capitalization Growth  - Class A(a)       194,593     4,191,538
                                                                          -----------
                                                                           13,308,566
                                                                          -----------
HIGH YIELD BOND FUNDS -- 12.5%
   Fidelity Advisor High Income Advantage - Class I .....       238,323     2,199,716
   MainStay High Yield Corporate Bond - Class A .........       351,138     2,191,101
   Pioneer High Yield - Class A .........................       412,261     4,835,815
                                                                          -----------
                                                                            9,226,632
                                                                          -----------
SMALL COMPANY FUNDS -- 12.0%
   iShares S&P SmallCap 600/BARRA Growth Index ..........        15,400     1,396,472
   iShares S&P SmallCap 600/BARRA Value Index ...........        13,900     1,428,642
   Royce Opportunity - Investor Class (a) ...............       242,765     2,981,148
   William Blair Small Cap Growth - Class I (a) .........       130,068     3,048,790
                                                                          -----------
                                                                            8,855,052
                                                                          -----------
GOVERNMENT CORPORATE BOND FUNDS -- 9.2%
   Loomis Sayles Bond - Institutional Class .............       367,650     4,764,745
   Rydex Series - Juno - Investor Class (a) .............        94,476     2,001,944
                                                                          -----------
                                                                            6,766,689
                                                                          -----------
FOREIGN STOCK FUNDS -- 8.1%
   Driehaus International Discovery (a) .................        29,565       896,118
   iShares MSCI EAFE Index ..............................        24,700     3,381,430
   Tocqueville International Value (The) ................       142,684     1,736,459
                                                                          -----------
                                                                            6,014,007
                                                                          -----------
CONVERTIBLE SECURITY FUNDS -- 5.1%
   Calamos Growth and Income - Class A ..................        73,664     2,021,349
   Smith Barney Convertible - Class A ...................        97,935     1,705,043
                                                                          -----------
                                                                            3,726,392
                                                                          -----------


                                                                              13



NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
=======================================================================================
INVESTMENT COMPANIES -- 99.3% (Continued)                       SHARES       VALUE
---------------------------------------------------------------------------------------
WORLDWIDE BOND FUNDS -- 4.2%
   Payden Global Fixed Income ...........................       141,536  $  1,406,872
   PIMCO Foreign Bond - Institutional Class .............       161,994     1,697,694
                                                                          -----------
                                                                            3,104,566
                                                                          -----------
HIGH QUALITY BOND FUNDS -- 3.6%
   Dodge & Cox Income ...................................       205,031     2,618,245
                                                                          -----------

TOTAL INVESTMENT COMPANIES (Cost $65,707,791) ...........                $ 73,251,014
                                                                          -----------

=======================================================================================
MONEY MARKET SECURITIES -- 0.8%                                 SHARES       VALUE
---------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
    (Cost $598,480) .....................................       598,480   $   598,480
                                                                          -----------


TOTAL INVESTMENTS AT VALUE-- 100.1% (Cost $66,306,271) ..                $ 73,849,494

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1%) ..........                    ( 38,971)
                                                                          -----------

NET ASSETS-- 100.0%                                                      $ 73,810,523
                                                                         ============


(a) Non-income producing security.




See accompanying notes to financial statements.


14


NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
=======================================================================================
INVESTMENT COMPANIES -- 99.3%                                    SHARES      VALUE
---------------------------------------------------------------------------------------
SECTOR FUNDS -- 53.8%
   Biotech HOLDRs Trust .................................         2,400   $   359,832
   iShares Dow Jones U.S. Energy Sector Index ...........         5,600       299,488
   iShares Goldman Sachs Natural Resources Index ........         2,000       216,760
   iShares Goldman Sachs Networking Index (a) ...........        11,100       301,587
   iShares Goldman Sachs Semiconductor Index (a) ........         5,800       320,740
   iShares MSCI Emerging Markets Index ..................         2,900       459,070
   iShares Nasdaq Biotechnology Index (a) ...............         4,000       311,040
   S&P Technology Select Sector Depositary Receipt ......        26,800       519,652
                                                                          -----------
                                                                            2,788,169
                                                                          -----------
SMALL-CAP FUNDS -- 15.8%
   Buffalo Small Cap (a) ................................         9,872       243,143
   Perritt Micro Cap Opportunities ......................         9,865       240,424
   Royce Opportunity - Investor Class (a) ...............        27,412       336,620
                                                                          -----------
                                                                              820,187
                                                                          -----------
LARGE-CAP FUNDS -- 15.8%
   Fidelity Capital Appreciation ........................         9,621       239,673
   Smith Barney Aggressive Growth - Class A (a) .........         3,943       344,325
   Smith Barney Large Capitalization Growth - Class A (a)        10,817       232,991
                                                                          -----------
                                                                              816,989
                                                                          -----------
MID-CAP FUNDS -- 13.9%
   Calamos Growth - Class A (a) .........................         2,724       122,439
   iShares S&P MidCap 400/BARRA Growth Index ............         1,500       181,020
   S&P MidCap 400 Depositary Receipts ...................         3,902       415,758
                                                                          -----------
                                                                              719,217
                                                                          -----------

TOTAL INVESTMENT COMPANIES (Cost $4,647,966) ............                $  5,144,562
                                                                          -----------

=======================================================================================
MONEY MARKET SECURITIES -- 0.7%                                  SHARES      VALUE
---------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
   (Cost $38,448) .......................................        38,448   $    38,448
                                                                          -----------

TOTAL INVESTMENTS AT VALUE-- 100.0% (Cost $4,686,414) ...                 $ 5,183,010

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.0% ............                       1,904
                                                                          -----------

NET ASSETS-- 100.0% .....................................                 $ 5,184,914
                                                                          ===========

(a) Non-income producing security.



See accompanying notes to financial statements.



                                                                              15


NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
=======================================================================================
INVESTMENT COMPANIES -- 99.4%                                    SHARES      VALUE
---------------------------------------------------------------------------------------
ASIA/PACIFIC FUNDS -- 28.9%
   Fidelity Japan Smaller Companies .....................        65,953   $   817,821
   iShares MSCI Australia Index .........................        47,100       612,771
   iShares MSCI Japan Index .............................       157,605     1,598,115
   iShares MSCI Pacific Ex-Japan Index ..................         8,100       583,200
   iShares MSCI South Korea Index .......................        13,000       336,050
   Matthews China .......................................        59,929       789,870
   Matthews Japan (a) ...................................        59,673       906,431
   Matthews Pacific Tiger - Class I .....................        28,845       384,496
                                                                          -----------
                                                                            6,028,754
                                                                          -----------
EUROPE FUNDS -- 27.7%
   iShares MSCI Austria Index ...........................        55,900       894,959
   iShares MSCI Belgium Index ...........................        21,300       286,059
   iShares MSCI Germany Index ...........................        97,200     1,511,460
   iShares MSCI Sweden Index ............................        79,500     1,318,110
   iShares MSCI United Kingdom Index ....................        45,646       711,621
   Ivy European Opportunities - Class A .................        48,059     1,073,642
                                                                          -----------
                                                                            5,795,851
                                                                          -----------
DIVERSIFIED FUNDS -- 24.0%
   Driehaus International Discovery (a) .................        49,355     1,495,941
   iShares MSCI EAFE Index ..............................        10,300     1,410,070
   Oakmark International - Class I ......................        15,921       291,680
   Tocqueville International Value (The) ................       148,469     1,806,871
                                                                          -----------
                                                                            5,004,562
                                                                          -----------
AMERICAS FUNDS -- 9.7%
   iShares MSCI Canada Index ............................        76,700     1,025,479
   iShares MSCI Mexico Index ............................        21,000       395,010
   iShares S&P Latin American 40 Index ..................        11,000       615,780
                                                                          -----------
                                                                            2,036,269
                                                                          -----------
EMERGING MARKETS FUNDS -- 9.1%
   Dreyfus Premier Emerging Markets - Class A ...........        23,001       394,003
   Driehaus Emerging Markets Growth (a) .................        14,444       289,745
   iShares MSCI Emerging Markets Index ..................         3,100       490,730
   T. Rowe Price Emerging Europe & Mediterranean ........        55,266       724,539
                                                                          -----------
                                                                            1,899,017
                                                                          -----------

TOTAL INVESTMENT COMPANIES (Cost $18,062,751)............                $ 20,764,453
                                                                          -----------

=======================================================================================
MONEY MARKET SECURITIES -- 1.2%                                  SHARES      VALUE
---------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
    (Cost $243,521) .....................................       243,521   $   243,521
                                                                          -----------

TOTAL INVESTMENTS AT VALUE-- 100.6% (Cost $18,306,272)...                $ 21,007,974

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.6%) ..........                   ( 130,745)
                                                                          -----------

NET ASSETS-- 100.0% .....................................                $ 20,877,229
                                                                          ===========
(a) Non-income producing security.


See accompanying notes to financial statements.

16



NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
=======================================================================================
INVESTMENT COMPANIES -- 98.3%                                    SHARES      VALUE
---------------------------------------------------------------------------------------
MERGER ARBITRAGE FUNDS  -- 17.3%
   Arbitrage Fund (The) - Class R (a) ...................       191,643   $ 2,382,119
   Enterprise Mergers and Acquisitions - Class A (a) ....        97,715     1,087,564
   Gabelli ABC ..........................................        88,846       876,022
   Merger Fund (The) ....................................       225,661     3,472,924
                                                                          -----------
                                                                            7,818,629
                                                                          -----------
GLOBAL MACRO FUNDS -- 12.5%
   First Eagle SoGen Global - Class A ...................       105,998     3,611,350
   Franklin Mutual Discovery - Class Z ..................        51,075     1,086,881
   Prudent Global Income ................................        79,775       964,485
                                                                          -----------
                                                                            5,662,716
                                                                          -----------
LONG/SHORT EQUITY FUNDS -- 11.5%
   CGM Focus (a) ........................................        15,422       434,283
   Hussman Strategic Growth (a) .........................       142,106     2,246,700
   Needham Growth (a) ...................................        32,454       931,437
   Needham Small Cap Growth (a) .........................        27,901       462,883
   Prudent Bear .........................................       103,567       614,152
   Franklin Templeton Global Long-Short - Class A (a) ...        46,556       520,497
                                                                          -----------
                                                                            5,209,952
                                                                          -----------
ASSET ALLOCATION FUNDS -- 11.3%
   Berwyn Income ........................................        59,283       688,277
   FPA Crescent - Class I ...............................        48,654     1,094,228
   Greenspring ..........................................        60,713     1,233,071
   Leuthold Core Investment .............................       100,017     1,477,245
   Oakmark Equity and Income - Class I ..................           433        10,000
   Rydex Series - Juno - Investor Class (a) .............        27,907       591,342
                                                                          -----------
                                                                            5,094,163
                                                                          -----------
HIGH YIELD FUNDS -- 8.5%
   Calamos High Yield - Class A .........................        87,589       943,333
   Columbia High Yield - Class Z ........................         1,236        10,725
   Fidelity Capital & Income ............................        59,511       472,519
   MainStay High Yield Corporate Bond  - Class A ........       203,316     1,268,695
   Pioneer High Yield - Class A .........................        96,902     1,136,658
                                                                          -----------
                                                                            3,831,930
                                                                          -----------
REAL ESTATE INVESTMENT TRUST FUNDS -- 7.8%
   AIM Select Real Estate Income (b) ....................        19,670       290,723
   Alpine Realty Income and Growth - Class Y ............        61,048     1,029,260
   iShares Dow Jones U.S. Real Estate Index .............         3,790       352,849
   Security Capital U.S. Real Estate Shares .............        64,769       899,644
   Third Avenue Real Estate Value .......................        43,396       934,752
                                                                          -----------
                                                                            3,507,228
                                                                          -----------
NATURAL RESOURCES FUNDS -- 7.7%
   Permanent Portfolio ..................................        24,343       587,152
   PIMCO Commodity Real Return Strategy - Class A .......        95,032     1,395,070
   RS Global Natural Resources (a) ......................        67,453     1,299,154
   T. Rowe Price New Era ................................         7,544       207,153
                                                                          -----------
                                                                            3,488,529
                                                                          -----------


                                                                              17


NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
=======================================================================================
INVESTMENT COMPANIES -- 98.3% (Continued)                       SHARES       VALUE
---------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE FUNDS -- 7.2%
   Calamos Market Neutral - A Shares ....................       228,886   $ 3,273,071
                                                                          -----------

OPTIONS/HEDGED FUNDS -- 6.0%
   Gateway ..............................................       117,059     2,713,434
                                                                          -----------

DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 5.1%
   Fidelity Leveraged Company Stock (a) .................        23,037       448,985
   Franklin Mutual Beacon - Class Z .....................        80,425     1,167,764
   Third Avenue Value ...................................        16,134       697,815
                                                                          -----------
                                                                            2,314,564
                                                                          -----------
MARKET NEUTRAL FUNDS -- 3.4%
   J.P. Morgan Market Neutral - Institutional Shares (a)         13,045       187,984
   Laudus Rosenberg U.S. Large/Mid Capitalization
    Long/Short Equity (a) ...............................        22,590       238,102
   Laudus Rosenberg Value Long/Short Equity (a) .........        31,396       302,975
   Phoenix Capital Market Neutral - Class A (a) .........        73,071       814,005
                                                                          -----------
                                                                            1,543,066
                                                                          -----------

TOTAL INVESTMENT COMPANIES (Cost $40,848,336) ...........                 $44,457,282
                                                                          -----------

=======================================================================================
COMMON STOCKS -- 0.2%                                           SHARES       VALUE
---------------------------------------------------------------------------------------
   Plum Creek Timber Company, Inc.
    (Cost $87,952) ......................................         2,950   $    87,202
                                                                          -----------

=======================================================================================
MONEY MARKET SECURITIES -- 1.8%                                 SHARES       VALUE
---------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
    (Cost $817,760) .....................................       817,760   $   817,760
                                                                          -----------

TOTAL INVESTMENTS AT VALUE--100.3% (Cost $41,754,048) ...                 $45,362,244

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.3%) ..........                   ( 148,522)
                                                                          -----------

NET ASSETS-- 100.0% .....................................                 $45,213,722
                                                                          ===========

(a) Non-income producing security.

(b) Closed-end fund.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
================================================================================

(1)  SIGNIFICANT ACCOUNTING POLICIES
New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New Century Aggressive Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign).

The investment objective of New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
================================================================================

A.   INVESTMENT VALUATION
     --------------------
Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

B.   SHARE VALUATION
     ---------------
The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share.

C.   INVESTMENT TRANSACTIONS
     -----------------------
Investment  transactions are recorded on a trade date basis.  Realized gains and
losses  from  investment   transactions   are  determined   using  the  specific
identification  method.

D.   INCOME RECOGNITION
     ------------------
Interest, if any, is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

E.   DISTRIBUTIONS TO SHAREHOLDERS
     -----------------------------
Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for the New Century Capital, New Century Aggressive, and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the periods ended April 30, 2004 and October 31, 2003.

F.   COST OF OPERATIONS
     ------------------
The  Portfolios  bear  all  costs  of  their   operations  other  than  expenses
specifically assumed by Weston Financial Group, Inc. (the "Advisor"). Expenses directly attributable to a

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
================================================================================

Portfolio  are  charged  to  that   Portfolio;   other  expenses  are  allocated
proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.   USE OF ESTIMATES
     ----------------
In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENT  ADVISORY FEE,  ADMINISTRATIVE
     AGREEMENT AND TRUSTEES' FEE
Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount, except the fees for the New Century Alternative Strategies Portfolio which are computed at an annualized rate of .75% of net assets. The advisory fees are based on the average daily net assets of each of the Portfolios separately, and not on the total net assets of New Century.

The Advisor has agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the New Century Balanced, New Century Aggressive, New Century International and New Century Alternative Strategies Portfolios. Accordingly, for the six months ended April 30, 2004, the Advisor waived its entire advisory fee of $26,266 and reimbursed $4,757 of other operating expenses for the New Century Aggressive Portfolio and waived investment advisory fees of $24,316 for the New Century International Portfolio. No waiver was necessary for the New Century Balanced or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. For the six months ended April 30, 2004, the Advisor received $1,967 in recouped fees from the New Century Balanced Portfolio. During the period, the Advisor did not recoup any other fees waived or other operating expenses absorbed from the New Century Aggressive Portfolio and New Century International Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for the New Century Balanced Portfolio and New Century Alternative Strategies Portfolio as of April 30, 2004.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
================================================================================
As of April 30, 2004, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolios are as follows:

--------------------------------------------------------------------------------
New Century Aggressive Portfolio ...............................  $   226,339
New Century International Portfolio ............................  $   212,747
--------------------------------------------------------------------------------

The Advisor has recouped all fees waived and expenses reimbursed for the Balanced Portfolio and Alternative Strategies Portfolio as of April 30, 2004.

As of April 30, 2004, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

-------------------------------------------------------------------------------------------------------
                                            OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                               2004           2005           2006           2007
-------------------------------------------------------------------------------------------------------
New Century Aggressive Portfolio ......... $  62,008       $  64,472      $  68,836      $  31,023
New Century International Portfolio ...... $  62,619       $  63,079      $  62,733      $  24,316

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor $8,000 annually.

(3)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS
     WITH AFFILIATES
The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2004, the Distributor received $105,940, $57,555, $5,667, $20,551 and $26,318 from the New Century Capital, Balanced, Aggressive, International and Alternative Strategies Portfolios, respectively, pursuant to the 12b-1 plans. Also during this time, the Distributor received sales commissions and other compensation of $18,511, $34,795, $908, $2,799 and $54,486 in connection with the purchase of investment company shares by the New Century Capital, Balanced, Aggressive, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to waive payments made by each Portfolio pursuant

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
================================================================================

to the distribution plans in amounts equal to the sales commissions and other compensation.

Certain officers and trustees are also officers and/or directors of the Advisor and the Distributor.

(4)  INVESTMENT TRANSACTIONS
For the six months ended April 30, 2004, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NEW
                                                      NEW               NEW            NEW            NEW           CENTURY
                                                    CENTURY           CENTURY        CENTURY         CENTURY       ALTERNATIVE
                                                    CAPITAL           BALANCED      AGGRESSIVE    INTERNATIONAL    STRATEGIES
                                                   PORTFOLIO         PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Purchases of investment securities ............  $ 25,037,117      $ 11,053,377    $ 2,254,633     $  7,505,427    $  12,842,462
                                                 ============      ============    ===========     ============    =============
Proceeds from sales of investment securities ..  $ 24,148,673      $ 10,715,439    $ 2,064,790     $  3,179,664    $   2,170,098
                                                 ============      ============    ===========     ============    =============
---------------------------------------------------------------------------------------------------------------------------------

(5) TAX MATTERS
It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
=============================================================================================================================
The tax character of distributable  earnings  (deficit) at April 30, 2004 was as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  NEW
                                              NEW               NEW             NEW                NEW          CENTURY
                                            CENTURY           CENTURY         CENTURY            CENTURY       ALTERNATIVE
                                            CAPITAL           BALANCED       AGGRESSIVE       INTERNATIONAL    STRATEGIES
                                           PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Accumulated ordinary income ............. $  1,105,788     $    607,702     $     19,378     $    315,437    $     57,797
Unrealized appreciation .................   12,856,637        7,439,193          473,158        2,686,579       3,582,941
Capital loss carryforwards ..............  (19,250,602)      (7,548,121)      (1,833,058)        (345,097)       (210,041)
Other gains .............................    2,207,371          685,546          270,410          366,238         430,229
                                          ------------     ------------     ------------     ------------    ------------
Total distributable earnings (deficit) .. $ (3,080,806)    $  1,184,320     $ (1,070,112)    $  3,023,157    $  3,860,926
                                          ============     ============     ============     ============    ============
-----------------------------------------------------------------------------------------------------------------------------
The  following  information  is  based  upon  the  federal  income  tax  cost of investment securities as of April 30, 2004:
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  NEW
                                              NEW               NEW             NEW                NEW          CENTURY
                                            CENTURY           CENTURY         CENTURY            CENTURY       ALTERNATIVE
                                            CAPITAL           BALANCED       AGGRESSIVE       INTERNATIONAL    STRATEGIES
                                           PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ........... $ 13,785,257     $  7,867,944     $    535,411     $  2,897,272    $  3,919,574
Gross unrealized depreciation ...........     (928,620)        (428,751)         (62,253)        (210,693)       (336,633)
                                          ------------     ------------     ------------     ------------    ------------
Net unrealized appreciation ............. $ 12,856,637     $  7,439,193     $    473,158     $  2,686,579    $  3,582,941
                                          ============     ============     ============     ============    ============
Federal income tax cost ................. $ 89,118,591     $ 66,410,301     $  4,709,852     $ 18,321,395    $ 41,779,303
                                          ============     ============     ============     ============    ============
----------------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio  investments and the financial statement cost for the
Portfolios  is due to  certain  timing differences in the  recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As  of  October  31,  2003,  the  Portfolios  had  the  following  capital  loss carryforwards for federal income tax purposes.  These capital loss carryforwards may be utilized  in the current and future years  to offset net  realized capital gains, if any, prior to distributing such gains to shareholders.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NEW
                                                NEW              NEW             NEW                NEW            CENTURY
                                              CENTURY          CENTURY         CENTURY            CENTURY        ALTERNATIVE
                                              CAPITAL          BALANCED       AGGRESSIVE       INTERNATIONAL      STRATEGIES
EXPIRES OCTOBER 31,                          PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
2009 ....................................  $  6,713,738     $  2,667,080     $    258,107     $    108,350      $       --
2010 ....................................     9,405,834        4,737,511        1,458,293          115,296           128,604
2011 ....................................     3,131,030          143,530          116,658          121,451            81,437
                                           ------------     ------------     ------------     ------------      ------------
                                           $ 19,250,602     $  7,548,121     $  1,833,058     $    345,097      $    210,041
                                           ============     ============     ============     ============      ============
----------------------------------------------------------------------------------------------------------------------------

                      This page intentionally left blank.

===============================================================================




                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                  Wellesley, MA

                                  DISTRIBUTOR
                         Weston Securities Corporation
                                 Wellesley, MA

                                    COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                            INDEPENDENT ACCOUNTANTS
                       Briggs, Bunting and Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102.


===============================================================================

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not required


ITEM 6. SCHEDULE OF INVESTMENTS.


Not applicable


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has no procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 10. CONTROLS AND PROCEDURES.


(a) Based on their evaluation (as of a date within 90 days of the filing of this report) of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)     New Century Portfolios
             -------------------------------------------


By (Signature and Title)*    /s/ Wayne M. Grzecki
                            ----------------------------
                            Wayne M. Grzecki, President


Date     July 8, 2004
      --------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Wayne M. Grzecki
                            ----------------------------
                            Wayne M. Grzecki, President


Date     July 8, 2004
      --------------------------------------------------


By (Signature and Title)*    /s/ Nicole M. Tremblay
                            ----------------------------
                            Nicole M. Tremblay, Treasurer


Date     July 8, 2004
      --------------------------------------------------


* Print the name and title of each signing officer under his or her signature.